Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt

9. Debt

Notwithstanding the fact that debt was refinanced during January and February 2016, this note is based on debt already drawn down at December 31, 2015. However, the classification of balances between current and non-current amounts reflects the refinancing. See Note 21 titled “Subsequent Events”, for further details.
As at December 31, 2015 Ardmore had six loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction. ASC’s applicable ship-owning subsidiaries have granted first priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities. These guarantees can be called upon following a payment default. The outstanding principal balance on each loan facility at the balance sheet date is as follows:

	As at
	Dec 31, 2015	Dec 31, 2014
Facility I (“First ABN AMRO Facility”)	5,000,000	7,000,000
Facility II (“Second ABN AMRO Facility”)	50,270,000	43,550,000
Facility III (“DVB Facility”)	80,462,000	72,098,000
Facility IV (“Joint Bank Facility”)	212,282,628	49,435,268
Facility V (“NIBC Bank Facility”)	11,725,000	13,145,000
Facility VI (“CACIB Bank Facility”)	36,725,000	19,500,000
Total debt	396,464,628	204,728,268
Deferred Finance Fees	(8,222,224)	(8,263,274)
Net Total Debt	388,242,404	196,464,994
Current portion of long-term debt	29,137,825	19,394,928
Current portion of deferred finance fees	(2,123,325)	(1,518,538)
Total current portion of long-term debt	27,014,500	17,876,390
Non-current portion of long-term debt	361,227,904	178,588,604

Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at Dec 31, 2015
2016	29,137,825
2017	37,710,433
2018	35,210,433
2019	33,710,433
2020	33,710,433
2021	36,915,433
2022	190,069,637
396,464,627

First ABN AMRO Bank Facility

On March 16, 2011, three of ASC’s subsidiaries entered into a $40.5 million long-term loan facility agreement with ABN AMRO Bank for vessel acquisitions. This loan was drawn down in three tranches. The first tranche was drawn down in April 2011 and the second and third tranches were drawn down in June 2011. A total of $32 million was drawn down on this facility and the remaining $8.5 million is no longer available for borrowing. Interest is calculated on each tranche at LIBOR plus 3.25%. On March 28, 2013 two of the subsidiaries party to this loan entered into a capital lease arrangement (see Note 10). As part of this arrangement the senior debt outstanding on the two vessels of $17.9 million was repaid in full on April 2, 2013. As such, one ASC subsidiary remains as a borrower under this facility. Principal repayments on loans are made on a quarterly basis. The loan fully matures in 2018.

Second ABN AMRO Bank Facility

On August 24, 2011, two of ASC’s subsidiaries entered into a long-term $48.9 million loan facility agreement with ABN AMRO Bank to finance two vessels under construction. This loan was drawn down fully in six tranches with the final tranches drawn down in line with vessel deliveries in February and June 2013, respectively. Interest is calculated on each tranche at LIBOR plus 3.20%. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan matures in 2018. On April 29, 2015, the same two subsidiaries entered into a $10.0 million term loan facility for an additional tranche for the two vessels in operation. The full amount of the loan was drawn down in May 2015 and bears interest commencing at 4.50% above LIBOR. Principal repayments on loans are made on a quarterly basis, starting in July 2016, with a balloon payment payable with the final instalment. The loan fully matures in 2018.

DVB Bank Facility

On September 28, 2012, five of ASC’s subsidiaries entered into a $81.85 million long-term loan facility agreement with DVB Bank both to refinance existing financed vessels and to finance two vessels under construction. The first tranche was drawn down in October 2012, bears interest at a rate of 3.75% above LIBOR and matures in 2019. The second and third tranches were drawn down in January 2014 and February 2014, and bear interest at a rate of 2.45% above LIBOR. These tranches mature in 2021. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. On April 29, 2015, the five subsidiaries entered into a $15.0 million term loan facility for an additional tranche for the five vessels in operation. The full amount of the loan was drawn down in May, 2015 and bears interest commencing at 4.50% above LIBOR. Principal repayments on loans are made on a quarterly basis, starting in August 2016, with a balloon payment payable with the final instalment. All tranches mature in 2019.

Joint Bank Facility

On March 19, 2014, eight of ASC’s subsidiaries entered into a $172.0 million long-term loan facility with ABN AMRO Bank, Nordea Bank Finland Plc and Skandinaviska Enskilda Banken AB to finance eight vessels under construction. On July 24, 2014, the Company increased the aggregate principal amount available under this facility by up to $53.3 million to $225.3 million, in order to finance three secondhand vessels which the Company acquired in 2014. The first and second tranches of the increased facility were drawn down in August 2014. The third tranche was drawn down in June 2014. Interest is calculated on each of these tranches at LIBOR plus 2.95%. There were eight further tranches drawn down under the loan facility between February and November 2015. Interest is calculated on each of these tranches at LIBOR plus 3.15%. All tranches mature in 2021. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September, 2014 and bears interest at a rate of 2.90% above LIBOR. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan facility matures in 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank (“CACIB”) to finance two vessels under construction. The first tranche was drawn down in December, 2014 in advance of a vessel delivered in January, 2015. This tranche matures in 2021. The second tranche was drawn down in March 2015 in advance of a vessel delivered that month. This tranche matures in 2022. Interest is calculated on each tranche at a rate of 3.05% above LIBOR. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

Long-term debt financial covenants

Ardmore’s long-term debt facilities described above include certain covenants. The financial covenants require that ASC:
•	maintain minimum solvency of not less than 30%;
•	maintain corporate leverage of less than 75%;
•
maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of December 31, 2015 was $20.8 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 125% to 150% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million;
•	maintain positive working capital, excluding balloon maturities; and
•	maintain at all times a ratio of EBITDA plus a portion of cash in excess of Ardmore’s minimum liquidity to total interest expense of at least 2.25:1.
Ardmore is in full compliance with all of its loan covenants as of December 31, 2015.